Leases - Lease cost components (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 5,149	$ 4,547	$ 10,243	$ 9,294	$ 19,189	$ 19,456
Short term lease costs	1,100	528	1,986	1,049	2,404	2,587
Variable lease costs	453	491	757	671	898	2,731
Finance lease cost:
Amortization of right of use assets	224	200	438	402	813	616
Interest on lease liabilities	$ 32	$ 36	$ 67	$ 72	$ 143	$ 115